UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASHFLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ 75,711		$ 62,926
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	37,543		30,666
Amortization of deferred charges	1,851		4,075
Drydocking expenditure	(1,479)		(37,593)
Unrealized foreign exchange losses/(gains)	99		(7,935)
Interest element included in obligations under capital leases	15		118
Trade accounts receivable	(22,377)		(9,773)
Inventories	669		317
Prepaid expenses, accrued income and other assets	9,415		(3,289)
Amount due to/from related companies	2,633		(1,208)
Trade accounts payable	502		4,518
Accrued expenses	4,942		2,288
Other current liabilities	3,323		(4,264)
Net cash provided by operating activities	112,847		40,846
INVESTING ACTIVITIES
Additions to vessels and equipment	(719)		(2,443)
Acquisition of Golar Maria (net of cash acquired)	(148,048)	[1]	(117,517)	[1]
Restricted cash and short-term investments	147		55,976
Net cash used in investing activities	(148,620)		(63,984)
FINANCING ACTIVITIES
Proceeds from issuance of equity	0		130,244
Proceeds from short-term debt due to a related party	20,000		20,000
Proceeds from long-term debt	75,000		225,000
Repayments of obligations under capital leases	(41)		(2,365)
Payment in connection with lease terminations	0		(250,980)
Repayments of long-term debt	(38,350)		(41,607)
Non-controlling interest dividend	(7,420)		0
Cash distributions paid	(68,005)		(58,083)
Financing costs paid	(33)		(4,313)
Net cash (used in) provided by financing activities	(18,849)		17,896
Net decrease in cash and cash equivalents	(54,622)		(5,242)
Cash and cash equivalents at beginning of period	103,100		66,327
Cash and cash equivalents at end of period	$ 48,478		$ 61,085

[1]	In addition to the cash consideration paid for the acquisition of the Golar Igloo in 2014, there were non-cash considerations including assumption of bank debt of $161.3 million and other purchase price adjustments of $3.6 million and interest rate swap asset of $3.6 million (see note 6). In addition to the cash consideration paid for the acquisition of the Golar Maria in 2013, there were non-cash considerations including assumption of bank debt of $89.5 million, interest rate swap liability of $3.1 million and other purchase price adjustments of $5.5 million (see note 6). The net amount of $2.4 million relating to the Golar Maria's other purchase price adjustments and assumed interest rate swap liability was paid in December 2013.